Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 09, 2021	Feb. 03, 2020	Sep. 05, 2019	Jan. 22, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 11, 2021
Equity (Details) [Line Items]
Appropriations to the statutory surplus reserve, description					Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Statutory reserve					$ 1,230,387	$ 2,386,119
Common stock, shares authorized (in Shares)					200,000,000	200,000,000
Common stock, par value (in Dollars per share)					$ 0.001	$ 0.001
Common stock, shares issued (in Shares)					28,965,034	24,135,000
Common stock, shares outstanding (in Shares)					28,965,034	24,135,000
Company issued (in Shares)					3,755,034
Common shares of value issued					$ 1,573,800
Common stock issuance of amount					1,414,637	$ 650,750
2018 Incentive Plan [Member]
Equity (Details) [Line Items]
Recognized stock-based compensation expense					$ 325,375	325,375
Common stock issuance of shares (in Shares)				685,000
Common stock issuance of amount				$ 650,750
Share price, per share (in Dollars per share)				$ 0.95
Minimum [Member]
Equity (Details) [Line Items]
Conversion price ranging (in Dollars per share)					$ 0.97
Maximum [Member]
Equity (Details) [Line Items]
Conversion price ranging (in Dollars per share)					$ 1.11
Consulting Service Agreement [Member]
Equity (Details) [Line Items]
Company issued (in Shares)			400,000
Common shares of value issued			$ 448,000
Common share price (in Dollars per share)			$ 1.12
Recognized stock-based compensation expense						280,000	$ 168,000
Geniusland International Capital Ltd [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 1.33
Company issued (in Shares)	1,000,000
Common shares of value issued	$ 1,330,000
Recognized stock-based compensation expense					1,330,000
Yorkville Advisors Global LP [Member]
Equity (Details) [Line Items]
Company issued (in Shares)								75,000
Recognized stock-based compensation expense					84,637
Board of Directors [Member]
Equity (Details) [Line Items]
Recognized stock-based compensation expense					166,750	166,750
Common stock issuance of shares (in Shares)		290,000
Common stock issuance of amount		$ 333,500
Share price, per share (in Dollars per share)		$ 1.15
PRC [Member]
Equity (Details) [Line Items]
Statutory reserve					$ 1,230,387	$ 2,386,119